Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Common shares [Member]	Preferred shares [Member]	Total share capital [Member]	Accumulated earnings [Member]	Equity-settled employee benefits reserve [Member]	Foreign currency translation reserve [Member]	Total reserves [Member]	Total
Balance as at beginning at Dec. 31, 2015	$ 340,602	$ 316,272	$ 656,874	$ 188,479	$ 32,265	$ 40,510	$ 72,775	$ 918,128
Changes in equity [Roll Forward]
Net (loss) income				292,900				292,900
Dividends declared on preferred shares				(10)				(10)
Repurchase of stock options				(15,913)	(8,745)		(8,745)	(24,658)
Issuance of share capital on exercise of stock appreciation rights		1,861	1,861	(1,269)	(592)		(592)
Other comprehensive income (loss), net of tax (expense) recovery of $(1,424), $673 and $(2031) for the year ended December 31, 2016, 2017 and 2018, respectively				3,676		(1,765)	(1,765)	1,911
Share-based compensation					5,770		5,770	5,770
Balance as at end at Dec. 31, 2016	340,602	318,133	658,735	467,863	28,698	38,745	67,443	1,194,041
Changes in equity [Roll Forward]
Net (loss) income				505,053				505,053
Dividends declared on preferred shares				(10)				(10)
Return of capital	(314,022)	(192,113)	(506,135)					(506,135)
Issuance of share capital on exercise of stock appreciation rights		82	82		(5)		(5)	77
Other comprehensive income (loss), net of tax (expense) recovery of $(1,424), $673 and $(2031) for the year ended December 31, 2016, 2017 and 2018, respectively				(4,498)		(48,563)	(48,563)	(53,061)
Share-based compensation					2,856		2,856	2,856
Balance as at end at Dec. 31, 2017	26,580	126,102	152,682	968,408	31,549	(9,818)	21,731	1,142,821
Changes in equity [Roll Forward]
Net (loss) income				(90,936)				(90,936)
Issuance of share capital on exercise of stock appreciation rights		1,024	1,024	(1,079)	(339)		(339)	(394)
Cumulative effect adjustment				(38,516)		322	322	(38,194)
Other comprehensive income (loss), net of tax (expense) recovery of $(1,424), $673 and $(2031) for the year ended December 31, 2016, 2017 and 2018, respectively				5,724		44,459	44,459	50,183
Share-based compensation					29,505		29,505	29,505
Balance as at end at Dec. 31, 2018	$ 26,580	$ 127,126	$ 153,706	$ 843,601	$ 60,715	$ 34,963	$ 95,678	$ 1,092,985